Business segment information - Adjustment items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business segment information
Operating income	$ 4,953		$ (8,491)	$ 9,816	$ (8,701)
Net income - TotalEnergies share	2,206	$ 3,344	(8,369)	5,550	(8,335)
Adjustments
Business segment information
Operating income	355		(8,614)	1,054	(10,731)
Net income - TotalEnergies share	(1,257)		(8,495)	(916)	(10,242)
Adjustments - Inventory valuation effect
Business segment information
Operating income	463		(42)	1,346	(1,838)
Net income - TotalEnergies share	375		(94)	1,064	(1,508)
Adjustments - Effect of changes in fair value
Business segment information
Operating income	(49)		(100)	(58)	(98)
Net income - TotalEnergies share	(44)		(80)	(50)	(79)
Adjustments - Restructuring charges
Business segment information
Operating income	(9)		(17)	(18)	(35)
Net income - TotalEnergies share	(110)		(20)	(271)	(100)
Adjustments - Asset impairment charges
Business segment information
Operating income	(16)		(8,291)	(161)	(8,291)
Net income - TotalEnergies share	(49)		(8,101)	(193)	(8,101)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income - TotalEnergies share	(1,379)			(1,379)
Adjustments - Other items
Business segment information
Operating income	(34)		(164)	(55)	(469)
Net income - TotalEnergies share	(50)		(200)	(87)	(454)
Exploration & Production
Business segment information
Operating income	3,180		(7,983)	6,021	(7,124)
Exploration & Production | Adjustments
Business segment information
Operating income	(23)		(7,365)	(23)	(7,375)
Net income - TotalEnergies share	(1,467)		(7,349)	(1,505)	(7,224)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income					(10)
Net income - TotalEnergies share	(44)			(85)	(3)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income			(7,338)		(7,338)
Net income - TotalEnergies share			(7,272)		(7,272)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income - TotalEnergies share	(1,379)			(1,379)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(23)		(27)	(23)	(27)
Net income - TotalEnergies share	(44)		(77)	(41)	51
Integrated Gas, Renewables and Power
Business segment information
Operating income	436		(1,074)	1,060	(716)
Integrated Gas, Renewables and Power | Adjustments
Business segment information
Operating income	(66)		(1,170)	(254)	(1,287)
Net income - TotalEnergies share	(91)		(1,050)	(284)	(1,186)
Integrated Gas, Renewables and Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	(49)		(100)	(58)	(98)
Net income - TotalEnergies share	(44)		(80)	(50)	(79)
Integrated Gas, Renewables and Power | Adjustments - Restructuring charges
Business segment information
Operating income	(1)		(10)	(10)	(18)
Net income - TotalEnergies share	(4)		(10)	(12)	(22)
Integrated Gas, Renewables and Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(3)		(953)	(148)	(953)
Net income - TotalEnergies share	(36)		(829)	(180)	(829)
Integrated Gas, Renewables and Power | Adjustments - Other items
Business segment information
Operating income	(13)		(107)	(38)	(218)
Net income - TotalEnergies share	(7)		(131)	(42)	(256)
Refining & Chemicals
Business segment information
Operating income	955		632	1,948	(636)
Refining & Chemicals | Adjustments
Business segment information
Operating income	373		(48)	1,118	(1,637)
Net income - TotalEnergies share	282		(107)	833	(1,475)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	394		(26)	1,140	(1,604)
Net income - TotalEnergies share	327		(83)	926	(1,364)
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income	(8)		(7)	(8)	(7)
Net income - TotalEnergies share	(32)		(10)	(71)	(75)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income	(13)			(13)
Net income - TotalEnergies share	(13)			(13)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income			(15)	(1)	(26)
Net income - TotalEnergies share			(14)	(9)	(36)
Marketing & Services
Business segment information
Operating income	579		234	1,140	312
Marketing & Services | Adjustments
Business segment information
Operating income	71		5	213	(341)
Net income - TotalEnergies share	41		(1)	100	(215)
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	69		(16)	206	(234)
Net income - TotalEnergies share	48		(11)	138	(144)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Net income - TotalEnergies share	(8)			(43)
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	2		21	7	(107)
Net income - TotalEnergies share	1		10	5	(71)
Corporate
Business segment information
Operating income	(197)		(300)	(353)	(537)
Corporate | Adjustments
Business segment information
Operating income			(36)		(91)
Net income - TotalEnergies share	(22)		12	(60)	(142)
Corporate | Adjustments - Restructuring charges
Business segment information
Net income - TotalEnergies share	$ (22)			$ (60)
Corporate | Adjustments - Other items
Business segment information
Operating income			(36)		(91)
Net income - TotalEnergies share			$ 12		$ (142)